UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

MARCH 31, 2013

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.2%
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	7,210,000	$8,048,162
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	9,970,000	10,037,158	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,896,173	(a)
DaimlerChrysler North America Holding Corp., Notes	6.500%	11/15/13	1,390,000	1,441,312
Ford Motor Co., Senior Notes	4.750%	1/15/43	15,320,000	14,258,370
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	330,000	398,689
Ford Motor Credit Co., LLC, Senior Notes	5.000%	5/15/18	5,300,000	5,837,473
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	2,500,000	3,156,533
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,546,839
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,367,773
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,699,896	(a)

Total Automobiles				76,688,378

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.625%	10/1/18	24,000	28,170
Service Corp. International, Senior Notes	7.500%	4/1/27	5,458,000	6,058,380

Total Diversified Consumer Services				6,086,550

Hotels, Restaurants & Leisure - 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes	7.625%	1/15/16	2,320,000	2,491,100
Marriott International Inc.	5.810%	11/10/15	7,950,000	8,767,809
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	368,646

Total Hotels, Restaurants & Leisure				11,627,555

Media - 1.6%
CBS Corp.	7.625%	1/15/16	5,500,000	6,397,721
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	16,930,000	18,242,075
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,773,434
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	140,605
Comcast Corp., Notes	6.500%	1/15/15	2,829,000	3,120,531
Comcast Corp., Notes	5.875%	2/15/18	65,000	78,416
Comcast Corp., Senior Notes	6.500%	1/15/17	3,140,000	3,753,025
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,475,662
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	69,527
Comcast Corp., Senior Notes	6.400%	3/1/40	2,390,000	3,023,943
COX Communications Inc., Senior Notes	5.450%	12/15/14	1,520,000	1,641,621
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,145,000	1,283,831
DISH DBS Corp., Senior Notes	6.625%	10/1/14	271,000	288,276
DISH DBS Corp., Senior Notes	7.750%	5/31/15	1,695,000	1,881,450
DISH DBS Corp., Senior Notes	7.875%	9/1/19	50,000	59,250
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,710,000	5,228,100
DISH DBS Corp., Senior Notes	5.875%	7/15/22	5,000	5,244
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	2,065,000	2,294,731
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	28,540,000	28,618,970	(a)
News America Inc.	6.750%	1/9/38	200,000	239,716
News America Inc., Notes	5.300%	12/15/14	864,000	929,722
News America Inc., Senior Notes	4.500%	2/15/21	1,140,000	1,285,473
News America Inc., Senior Notes	6.200%	12/15/34	260,000	307,544
News America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,667,736
Time Warner Cable Inc., Debentures	7.300%	7/1/38	5,000,000	6,219,805
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	14,420,000	19,070,623
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	12,300,000	16,011,193
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	1,690,000	1,813,840
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	5,065,000	5,977,293
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	6,010,000	6,407,874

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	660,000	$678,253
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	20,000	27,647
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	22,552
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,436,256
Time Warner Inc., Senior Notes	7.625%	4/15/31	215,000	290,904
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,146,686
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,418,510	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	7,550,000	8,154,000	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	90,000	96,750	(a)
WPP Finance UK, Senior Notes	8.000%	9/15/14	3,830,000	4,204,628

Total Media				173,783,417

Multiline Retail - 0.1%
Target Corp.	4.000%	6/15/13	5,340,000	5,377,321

Specialty Retail - 0.3%
Autozone Inc.	6.950%	6/15/16	10,890,000	12,754,433
Home Depot Inc.	5.250%	12/16/13	5,510,000	5,700,271
Home Depot Inc.	5.400%	3/1/16	8,230,000	9,318,673

Total Specialty Retail				27,773,377

TOTAL CONSUMER DISCRETIONARY				301,336,598

CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	15,172,574
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,609,264
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	16,650,000	16,365,718
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	725,033
Diageo Finance BV	3.250%	1/15/15	10,725,000	11,240,873
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,739,370
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	10,999,756	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,425,277
PepsiCo Inc., Senior Notes	0.700%	8/13/15	15,230,000	15,252,784
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	145,124
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	4,370,000	4,589,789	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	15,895,000	17,457,574	(a)

Total Beverages				114,723,136

Food & Staples Retailing - 0.5%
CVS Caremark Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,207,210
CVS Corp., Pass-Through Trust, Secured Bonds	5.789%	1/10/26	93,600	105,885	(a)
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	436,099	485,752	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,894,472	5,677,446
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	12,690,649	14,888,238
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,843,469	3,538,396
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,516,898
Safeway Inc., Senior Notes	6.350%	8/15/17	310,000	361,796
Safeway Inc., Senior Notes	3.950%	8/15/20	800,000	817,482
Safeway Inc., Senior Notes	4.750%	12/1/21	7,020,000	7,556,798
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	219,359
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,981,338
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	412,670

Total Food & Staples Retailing				54,769,268

Food Products - 0.5%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	8,844,685	(b)
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	11,980,000	14,295,339
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	11,590,000	12,118,747
Mondelez International Inc., Senior Notes	5.375%	2/10/20	10,900,000	12,968,569
WM Wrigley Jr Co., Senior Notes	4.650%	7/15/15	2,807,000	2,991,877

Total Food Products				51,219,217

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 1.0%
Altria Group Inc., Senior Notes	8.500%	11/10/13	200,000	$209,542
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	16,322,370
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	15,177,693
Altria Group Inc., Senior Notes	2.850%	8/9/22	11,920,000	11,718,469
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	15,080,000	15,174,702	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,160,000	2,748,021
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	13,780,000	14,216,578
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	6,170,000	6,088,895
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	8,860,000	9,107,123
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	10,146,441
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,814,940
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	250,000	297,745

Total Tobacco				106,022,519

TOTAL CONSUMER STAPLES				326,734,140

ENERGY - 5.3%
Energy Equipment & Services - 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	721,731
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	9,215,189
Compagnie Generale de Geophysique-Veritas, Senior Notes	6.500%	6/1/21	1,420,000	1,491,000
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	9,410,000	9,809,925
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	2,020,000	2,279,893	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,740,938
Transocean Inc., Senior Notes	6.375%	12/15/21	4,330,000	5,041,315
Transocean Ltd.	6.000%	3/15/18	6,015,000	6,812,607

Total Energy Equipment & Services				38,112,598

Oil, Gas & Consumable Fuels - 5.0%
Access Midstream Partner LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	840,000	829,500
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	11,507,000	15,249,847
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	10,964,000	13,086,762
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	40,391
Apache Corp., Notes	6.000%	9/15/13	290,000	297,084
Apache Corp., Senior Notes	3.250%	4/15/22	4,440,000	4,605,568
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	288,259
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	14,518,646
Apache Corp., Senior Notes	4.750%	4/15/43	1,770,000	1,809,733
Arch Coal Inc., Senior Notes	7.000%	6/15/19	11,850,000	10,694,625
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	19,840,000	20,393,873
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,580,000	6,976,313
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,300,000	1,380,155
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	4,240,000	4,380,458
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	945,000	1,032,413
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	110,000	119,900
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	5,590,000	5,946,362
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	2,620,000	2,656,025
Chesapeake Midstream Partners LP/CHKM Finance Corp., Senior Notes	5.875%	4/15/21	7,130,000	7,557,800
Chesapeake Midstream Partners LP/CHKM Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,217,500
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	8,694,000	8,954,820
Concho Resources Inc., Senior Notes	6.500%	1/15/22	5,757,000	6,275,130
Concho Resources Inc., Senior Notes	5.500%	10/1/22	4,650,000	4,836,000
Conoco Funding Co.	7.250%	10/15/31	810,000	1,154,896
ConocoPhillips	5.900%	10/15/32	10,000	12,434
ConocoPhillips, Notes	6.500%	2/1/39	110,000	147,095

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	$936,204
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	6,950,000	7,697,125
CONSOL Energy Inc., Senior Notes	6.375%	3/1/21	500,000	516,250
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	226,500
Devon Energy Corp.	6.300%	1/15/19	14,500,000	17,505,574
Devon Energy Corp., Debentures	7.950%	4/15/32	970,000	1,331,979
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,600,000	3,605,792
Devon Energy Corp., Senior Notes	5.600%	7/15/41	280,000	305,948
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	81,367
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,641,546
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	240,000	268,598
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	19,484,000	22,284,377
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	13,330,000	16,020,087
Enterprise Products Operating LLC, Senior Notes	9.750%	1/31/14	400,000	429,768
Enterprise Products Operating LLC, Senior Notes	5.250%	1/31/20	10,000	11,709
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	19,040,000	19,390,012
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	840,000	987,668
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	1,700,000	1,969,438
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	6,507,000	7,383,089
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	2,970,000	3,031,990
Hess Corp., Notes	8.125%	2/15/19	20,100,000	25,959,652
Kerr-McGee Corp., Notes	6.950%	7/1/24	4,951,000	6,201,920
Kerr-McGee Corp., Notes	7.875%	9/15/31	8,467,000	11,096,825
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	1,879,000	1,937,377
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	5,211,000	6,057,834
Kinder Morgan Energy Partners LP, Senior Notes	6.850%	2/15/20	110,000	137,970
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	4,520,000	4,802,514
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	2,500,000	2,825,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,768,000	1,909,440
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	1,742,000	1,877,005
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,710,000	1,791,225
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	364,000	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	19,419,240
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,995
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	10,290,000	10,819,235
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	9,720,000	9,729,001
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	7,515,000	8,003,475
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,982,000	26,323,445
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	8,080,000	8,455,607
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,387,000	7,140,666
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,579,000	6,144,571
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	33,630,000	36,286,535
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,227,000	2,221,433	(a)
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	5,000,000	5,568,750
QEP Resources Inc., Senior Notes	6.875%	3/1/21	6,650,000	7,564,375
QEP Resources Inc., Senior Notes	5.250%	5/1/23	30,000	30,750
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	6,330,000	6,963,000
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	3,670,000	3,936,075
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	8,981,000	9,879,100
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,294,759
Shell International Finance BV, Senior Notes	6.375%	12/15/38	6,785,000	9,370,879

Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	6,800,000	7,089,925	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,336,780
Transocean Inc., Senior Notes	5.050%	12/15/16	320,000	355,551
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	612,547
Williams Cos. Inc., Notes	7.875%	9/1/21	7,959,000	10,169,883
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	357,583

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	$4,086,069
Williams Partners LP, Senior Notes	5.250%	3/15/20	3,340,000	3,806,207
WPX Energy Inc., Senior Notes	6.000%	1/15/22	4,550,000	4,766,125

Total Oil, Gas & Consumable Fuels				524,789,933

TOTAL ENERGY				562,902,531

FINANCIALS - 10.4%
Capital Markets - 1.7%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,104,271
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	1,830,000	1,539,488	(c)
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	594,000	601,126
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	80,000	81,961
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	3,890,000	4,100,286
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	18,400,000	18,650,829
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	29,348,342
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	190,000	224,241
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	3,130,000	3,546,506
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	35,151,541
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,589,815
Lehman Brothers Holdings Capital Trust VII	5.857%	5/28/13	5,550,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	(b)(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(b)(c)(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	(b)(d)(e)(f)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	90,000	105,632
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	390,000	433,595
Morgan Stanley, Medium-Term Notes	0.753%	10/18/16	7,802,000	7,600,911	(c)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	8,406,450
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,217,076
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	8,610,000	8,901,319
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	28,931,000	32,866,224
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	9,854,000	9,489,471	(a)
UBS AG, Senior Notes	2.250%	1/28/14	4,655,000	4,717,060
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	3,673,000	3,877,535
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	250,000	289,582
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	4,520,000	4,913,294

Total Capital Markets				179,756,555

Commercial Banks - 3.2%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,241,631	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	7,500,000	7,903,650	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	5,077,071	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	16,775,000	16,876,472
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	20,230,000	20,745,319
BNP Paribas SA, Senior Notes	2.375%	9/14/17	10,650,000	10,807,705
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	721,050
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,490,000	10,997,129	(a)
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	17,730,000	17,905,722
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,863,826	(a)
Credit Agricole SA, Senior Notes	2.625%	1/21/14	6,760,000	6,838,064	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	14,140,000	15,465,625	(a)(c)(g)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,242,000	7,236,858	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,792,867
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/16/18	2,610,000	2,523,740
Lloyds TSB Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	112,138	(a)

M&T Bank Corp., Junior Subordinated Notes	6.875%	6/15/16	25,360,000	27,116,484	(a)(g)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	6,000,000	6,104,778
Nordea Bank AB, Senior Notes	3.700%	11/13/14	3,620,000	3,790,915	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,847,083	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Banks - continued
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	$15,410,675	(a)(c)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,150,000	1,196,000	(c)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	4,700,000	4,183,000	(c)(g)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	2,150,000	2,209,746
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,936,646
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	190,000	195,700
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	15,300,000	15,466,311	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	2,346,064	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,640,000	4,862,590	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,529,841	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/28/13	20,261,000	20,331,914	(c)(g)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	15,800,595
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	1,612,000	1,705,519
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,769,448
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	2,580,000	2,660,514
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,728,067
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,931,653
Wells Fargo & Co., Subordinated Notes	5.000%	11/15/14	130,000	138,369
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	9,800,000	9,865,856
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	7,092,000	7,123,588

Total Commercial Banks				337,360,223

Consumer Finance - 1.0%
American Express Co., Subordinated Debentures	6.800%	9/1/66	9,716,000	10,468,990	(c)
American Express Credit Corp., Medium-Term Notes	5.875%	5/2/13	60,000	60,261
American Express Credit Corp., Senior Notes	5.125%	8/25/14	22,150,000	23,531,252
American Honda Finance Corp., Notes	1.000%	8/11/15	14,310,000	14,361,259	(a)
Caterpillar Financial Services Corp., Senior Notes	6.200%	9/30/13	700,000	719,537
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	22,021,883
SLM Corp.	5.000%	4/15/15	740,000	780,700
SLM Corp., Medium-Term Notes	8.000%	3/25/20	60,000	69,600
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	51,800
SLM Corp., Senior Notes	3.875%	9/10/15	15,980,000	16,639,782
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,541,933

Total Consumer Finance				105,246,997

Diversified Financial Services - 4.1%
Bank of America Corp., Senior Notes	4.500%	4/1/15	25,800,000	27,338,273
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,883,497
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	2,081,984
Bank of America Corp., Senior Notes	5.625%	7/1/20	5,530,000	6,453,333
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	33,066,600
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	13,137,077
Bank of America Corp., Senior Notes	3.300%	1/11/23	6,500,000	6,409,383
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,324,513
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,901,566
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,580,000	6,826,750	(c)(g)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	4,250,000	4,410,760	(c)(g)
Citigroup Inc., Notes	6.500%	8/19/13	10,000	10,225
Citigroup Inc., Senior Notes	6.000%	12/13/13	21,000,000	21,757,638
Citigroup Inc., Senior Notes	5.125%	5/5/14	226,000	236,332
Citigroup Inc., Senior Notes	6.375%	8/12/14	3,040,000	3,257,880
Citigroup Inc., Senior Notes	5.500%	10/15/14	60,000	64,026
Citigroup Inc., Senior Notes	6.010%	1/15/15	9,530,000	10,319,341
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	12,014,315
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	9,013,664
Citigroup Inc., Senior Notes	5.375%	8/9/20	5,850,000	6,848,864
Citigroup Inc., Senior Notes	5.875%	5/29/37	6,040,000	7,145,779

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services -continued
Citigroup Inc., Senior Notes	6.875%	3/5/38	25,130,000	$32,970,459
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	2,010,000	2,110,560
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	205,835
General Electric Capital Corp., Notes	5.300%	2/11/21	4,850,000	5,559,924
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	11,870,000	12,072,680
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	30,000	33,502
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	35,410,000	46,395,280
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	39,875,000	42,267,500	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,704,975	(a)(c)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,570,000	5,932,050	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	29,515,600	(a)
JPMorgan Chase & Co.	4.400%	7/22/20	10,770,000	11,938,857
JPMorgan Chase & Co., Senior Notes	1.100%	10/15/15	24,190,000	24,224,350
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,762,188
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,963,652
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,389,331
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	536,459
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	362,608
Patrons’ Legacy	5.775%	5/23/20	8,602,125	8,431,803	(a)(b)

Total Diversified Financial Services				433,879,413

Insurance - 0.3%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	610,000	675,636
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	60,000	70,237
American International Group Inc., Senior Notes	3.750%	11/30/13	1,840,000	1,877,545	(a)
American International Group Inc., Senior Notes	8.250%	8/15/18	160,000	207,282
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,690,000	7,021,142
ING US Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,485,028	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,147,250	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	6,325,156
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	7,208,082
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	333,729
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	280,000	373,627	(a)

Total Insurance				37,724,714

Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	7,341,273

TOTAL FINANCIALS				1,101,309,175

HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,998,411
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,056,757

Total Health Care Equipment & Supplies				9,055,168

Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.	5.875%	9/15/15	5,350,000	5,991,278
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	32,790,000	35,325,388
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.875%	7/15/17	220,000	251,900
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	13,869,000
HCA Inc., Notes	7.690%	6/15/25	723,000	771,803
HCA Inc., Notes	7.500%	11/6/33	1,105,000	1,127,100
HCA Inc., Senior Notes	5.750%	3/15/14	485,000	502,581
HCA Inc., Senior Secured Notes	6.500%	2/15/20	3,330,000	3,756,656
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	293,818
Humana Inc., Senior Notes	3.150%	12/1/22	4,100,000	4,049,714
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	13,045,175

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	182,000	$204,750
Tenet Healthcare Corp., Senior Secured Notes	4.500%	4/1/21	50,000	49,000	(a)
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	18,130,000
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	374,824
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,544,344
WellPoint Inc., Notes	5.875%	6/15/17	3,060,000	3,602,195
WellPoint Inc., Notes	7.000%	2/15/19	5,640,000	7,053,401
WellPoint Inc., Senior Notes	1.250%	9/10/15	3,210,000	3,236,540
WellPoint Inc., Senior Notes	3.700%	8/15/21	7,580,000	8,005,086
WellPoint Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,315,809

Total Health Care Providers & Services				126,500,362

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,675,529

Pharmaceuticals - 0.9%
AbbVie Inc., Senior Notes	1.750%	11/6/17	17,500,000	17,712,818	(a)
AbbVie Inc., Senior Notes	2.900%	11/6/22	10,730,000	10,739,668	(a)
Actavis Inc., Senior Notes	1.875%	10/1/17	4,550,000	4,603,062
GlaxoSmithKline Capital Inc., Senior Bond	6.375%	5/15/38	7,000,000	9,361,660
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,446,899
Merck and Co. Inc.	6.000%	9/15/17	340,000	412,073
Pfizer Inc., Senior Notes	6.200%	3/15/19	8,755,000	10,989,530
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	9,960,000	12,387,232	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,760,000	1,872,992
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,870,000	1,990,054
Wyeth, Notes	5.950%	4/1/37	7,148,000	9,129,583
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,372,954	(a)

Total Pharmaceuticals				92,018,525

TOTAL HEALTH CARE				232,249,584

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	10,337,059
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,772,987
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,773,667
United Technologies Corp., Senior Notes	3.100%	6/1/22	960,000	1,006,158

Total Aerospace & Defense				19,889,871

Airlines - 0.5%
Air 2 US, Notes	8.027%	10/1/19	6,263,880	6,577,074	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	988,000	1,013,935	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	12,424,519	14,070,768
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	6,879,361	7,429,710
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,846,515
United Air Lines Inc., Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	2,034,369	2,359,868
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	39,451	42,804
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	181,599	196,581
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	10,475,670	11,916,075
United Airlines Inc., Senior Secured Notes	6.750%	9/15/15	310,000	324,725	(a)

Total Airlines				49,778,055

Building Products - 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	114,713	(a)
Masco Corp.	7.125%	8/15/13	5,830,000	5,948,028
Masco Corp.	6.125%	10/3/16	8,270,000	9,235,142

Total Building Products				15,297,883

Commercial Services & Supplies - 0.1%
Waste Management Inc.	5.000%	3/15/14	6,938,000	7,220,904
Waste Management Inc.	7.125%	12/15/17	500,000	612,243
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,678,150
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,658,729

Total Commercial Services & Supplies				12,170,026

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	1.500%	11/2/17	6,310,000	$6,328,103	(a)
Eaton Corp., Senior Notes	2.750%	11/2/22	19,490,000	19,377,582	(a)
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,425,270	(a)

Total Electrical Equipment				32,130,955

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	0.850%	10/9/15	6,700,000	6,722,351
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	7,812,813

Total Industrial Conglomerates				14,535,164

Machinery - 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	7,820,000	8,086,326

Road & Rail - 0.1%
Kansas City Southern de Mexico SA de CV, Senior Notes	12.500%	4/1/16	4,173,000	4,433,812
Kansas City Southern de Mexico SA de CV, Senior Notes	6.125%	6/15/21	1,450,000	1,638,500

Total Road & Rail				6,072,312

TOTAL INDUSTRIALS				157,960,592

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	788,321
First Data Corp., Senior Secured Notes	6.750%	11/1/20	50,000	52,125	(a)
International Business Machines Corp., Senior Notes	5.600%	11/30/39	82,000	102,135
International Business Machines Corp., Senior Notes	4.000%	6/20/42	1,637,000	1,642,546

Total IT Services				2,585,127

Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,650,238

Software - 0.2%
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,787,347

TOTAL INFORMATION TECHNOLOGY				20,022,712

MATERIALS - 3.0%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	3,890,000	4,292,020
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	3,039,700
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	4,690,000	5,557,650
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,154,025
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	378,644

Total Chemicals				16,422,039

Containers & Packaging - 0.3%
Ball Corp., Senior Notes	6.750%	9/15/20	7,314,000	8,063,685
Ball Corp., Senior Notes	5.750%	5/15/21	10,140,000	10,951,200
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	7.125%	4/15/19	4,550,000	4,885,563
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,500,725
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,918,529
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	3,740,000	3,782,213

Total Containers & Packaging				36,101,915

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.4%
ArcelorMittal, Senior Notes	5.000%	2/25/17	4,082,000	$4,271,813
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	9,019,469
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	4,426,252
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	9,779,000	10,442,202
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	25,830,565
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,253,657
Cliffs Natural Resources Inc., Senior Notes	3.950%	1/15/18	8,490,000	8,524,215
Cliffs Natural Resources Inc., Senior Notes	4.800%	10/1/20	6,178,000	6,155,314
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	40,000	39,418
Cliffs Natural Resources Inc., Senior Notes	6.250%	10/1/40	5,530,000	5,102,431
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	3,960,000	4,148,100	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.375%	2/1/16	1,510,000	1,557,187	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	4,520,000	4,875,950	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	5,720,000	5,743,898	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	7,400,000	7,424,716	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	14,953,000	14,863,402
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	7,418,000	9,105,595
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,517,641
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,700,240
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	290,000	399,514
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	12,460,000	13,131,120
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,340,000	3,606,969
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	5,256,795
Southern Copper Corp., Senior Notes	5.250%	11/8/42	22,390,000	21,200,464
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	600,000	666,000
Vale Overseas Ltd., Notes	6.875%	11/21/36	16,044,000	18,223,674
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	32,397,000	33,240,812
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	230,000	239,200	(a)
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,090,000	3,518,039	(a)
Xstrata Finance Canada Ltd., Senior Notes	1.800%	10/23/15	13,920,000	14,078,187	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.450%	10/25/17	11,790,000	11,950,509	(a)

Total Metals & Mining				257,513,348

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,623,376

TOTAL MATERIALS				317,660,678

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Global Notes	5.500%	2/1/18	13,583,000	15,968,745
AT&T Inc., Global Notes	5.600%	5/15/18	3,280,000	3,894,524
AT&T Inc., Global Notes	6.550%	2/15/39	190,000	234,705
AT&T Inc., Senior Notes	2.500%	8/15/15	7,800,000	8,101,618
AT&T Inc., Senior Notes	4.450%	5/15/21	2,930,000	3,297,100
AT&T Inc., Senior Notes	3.875%	8/15/21	2,910,000	3,146,560
AT&T Inc., Senior Notes	2.625%	12/1/22	7,930,000	7,656,780
AT&T Inc., Senior Notes	6.300%	1/15/38	5,960,000	7,149,276
AT&T Inc., Senior Notes	5.550%	8/15/41	3,040,000	3,350,873
AT&T Inc., Senior Notes	4.350%	6/15/45	3,423,000	3,182,147	(a)
BellSouth Corp.	5.200%	9/15/14	8,250,000	8,787,603
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	8,230,596
CenturyTel Inc.	6.000%	4/1/17	8,270,000	8,952,275
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	11,428,623
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	9,000	9,833
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	6,850,000	7,526,438

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - continued
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	2,550,000	$2,836,875
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,566,299
Qwest Corp., Senior Notes	7.500%	10/1/14	2,870,000	3,128,197
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	676,532
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	626,575
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,611,647
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	5,895,000	6,206,745
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,360,000	1,463,643
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	7,755,000	8,433,563	(a)
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	3,153,000	4,240,249
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	350,000	429,500
Verizon Communications Inc., Senior Notes	3.500%	11/1/21	8,710,000	9,051,127
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,670,000	1,579,423
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	2,070,000	2,407,834
Windstream Corp., Senior Notes	7.750%	10/1/21	8,290,000	9,036,100

Total Diversified Telecommunication Services				158,212,005

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	7,472,907
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	9,199,989
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	18,045,000	24,014,286
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	35,000	35,389
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	144,436
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	100,630
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,850,000	1,944,961
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,231,000	2,660,467
Sprint Nextel Corp., Senior Notes	9.000%	11/15/18	13,050,000	16,133,062	(a)
Sprint Nextel Corp., Senior Notes	7.000%	8/15/20	920,000	1,012,000

Total Wireless Telecommunication Services				62,718,127

TOTAL TELECOMMUNICATION SERVICES				220,930,132

UTILITIES - 1.5%
Electric Utilities - 0.9%
Carolina Power & Light Co., Secured Bonds	2.800%	5/15/22	400,000	409,756
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,549,984
Exelon Corp., Bonds	5.625%	6/15/35	426,000	471,779
FirstEnergy Corp., Notes	7.375%	11/15/31	26,584,000	31,142,624
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,338,576
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	15,810,000	15,989,918
MidAmerican Energy Holdings Co., Bonds	6.125%	4/1/36	160,000	198,866
MidAmerican Energy Holdings Co., Senior Bonds	6.500%	9/15/37	2,025,000	2,628,936
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	90,000	112,582
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,996,350
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	11,790,000	14,374,981
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,817,027
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,582,910

Total Electric Utilities				91,614,289

Gas Utilities - 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	58,277	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,413,000	13,305,887

Total Gas Utilities				13,364,164

Independent Power Producers & Energy Traders - 0.3%
AES Corp., Senior Notes	7.750%	3/1/14	15,000	15,787
AES Corp., Senior Notes	7.750%	10/15/15	4,905,000	5,511,994
AES Corp., Senior Notes	8.000%	6/1/20	2,079,000	2,463,615
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	5,636,000	5,910,755	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	7,938,000	8,711,955	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power Producers & Energy Traders - continued
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	9,000	$9,990	(a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	11,213,000	12,712,739

Total Independent Power Producers & Energy Traders				35,336,835

Multi-Utilities - 0.2%
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	13,864,691
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	180,000	244,961
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,995,857

Total Multi-Utilities				19,105,509

TOTAL UTILITIES				159,420,797

TOTAL CORPORATE BONDS & NOTES (Cost - $3,139,422,065)				3,400,526,939

ASSET-BACKED SECURITIES - 3.4%
ACE Securities Corp., 2006-GP1 A	0.464%	2/25/31	109,026	94,989	(c)
ACE Securities Corp., 2006-SL3 A1	0.404%	6/25/36	770,295	130,719	(c)
AFC Home Equity Loan Trust, 2002-2 2A	0.504%	6/25/30	267,910	165,234	(c)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.554%	2/25/33	1,125,500	1,109,636	(c)
Ameriquest Mortgage Securities Inc., 2004-R2 A1A	0.894%	4/25/34	146,388	139,970	(c)
Argent Securities Inc., 2005-W5 A2D	0.524%	1/25/36	17,460,000	11,027,876	(c)
Asset-Backed Securities Corp. Home Equity, 2003-HE7 M1	1.178%	12/15/33	146,764	138,461	(c)
Avis Budget Rental Car Funding AESOP II LLC, 2010-5A A	3.150%	3/20/17	7,410,000	7,789,599	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	6,525,000	6,858,166	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-3A A	2.100%	3/20/19	5,900,000	6,020,555	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,737,711	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.774%	9/25/34	88,192	85,715	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.704%	9/25/34	4,782,467	4,185,806	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.484%	2/25/36	532,082	525,545	(c)
Brazos Student Loan Finance Corp., 2009-1 AS	2.801%	12/27/39	6,700,000	7,071,354	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.824%	1/25/33	282,262	254,961	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.119%	11/25/34	191,931	184,731	(c)
CIT Group Home Equity Loan Trust, 2003-1 A4	3.930%	3/20/32	777,271	795,207
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	492,196	499,283
Countrywide Asset-Backed Certificates, 2002-BC1	0.864%	4/25/32	96,343	65,638	(c)
Countrywide Asset-Backed Certificates, 2003-1	0.884%	6/25/33	129,669	124,893	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.824%	9/25/33	470,971	440,029	(c)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	1,965,619	1,922,765	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.544%	12/25/36	157,855	83,776	(a)(c)
Countrywide Asset-Backed Certificates, 2007-SD1 A1	0.654%	3/25/47	543,753	285,688	(a)(c)
Countrywide Home Equity Loan Trust, 2004-I A	0.493%	2/15/34	222,884	165,938	(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.343%	7/15/36	167,255	111,946	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.353%	11/15/36	1,362,978	1,165,802	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.343%	1/15/37	17,632,713	15,121,497	(c)
Countrywide Home Equity Loan Trust, 2007-B A	0.353%	2/15/37	16,066,264	12,554,693	(c)
Education Funding Capital Trust, 2004-1 A4	1.708%	6/15/43	4,600,000	4,500,553	(c)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.552%	3/25/36	200,000	207,975	(a)(c)
EFS Volunteer No. 3 LLC, 2012-1 A3	1.202%	4/25/33	6,650,000	6,670,229	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
EMC Mortgage Loan Trust, 2002-B A1	0.854%	2/25/41	259,311	$234,517	(a)(c)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.404%	5/25/28	370,344	347,461	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.444%	10/25/34	25,678,927	20,773,510	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.414%	11/25/36	145,180	112,466	(c)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	11,474	2,146
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	45,943	46,464
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	742,720	53,364	(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	55,285	51,961
Greenpoint Manufactured Housing, 1999-2 A2	2.963%	3/18/29	7,075,000	6,303,979	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.601%	6/19/29	3,375,000	3,010,697	(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.702%	2/20/30	3,300,000	2,918,906	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.702%	2/20/32	4,975,000	4,242,128	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.701%	3/13/32	7,450,000	6,249,298	(c)
Greenpoint Mortgage Funding Trust, 2005-HE1	0.804%	9/25/34	626,866	617,600	(c)
GSAA Home Equity Trust, 2005-6 A3	0.574%	6/25/35	4,623,751	4,375,331	(c)
GSAA Home Equity Trust, 2007-6 A4	0.504%	5/25/47	20,223,073	13,528,791	(c)
GSAMP Trust, 2006-S4 A1	0.294%	5/25/36	132,221	19,971	(c)
GSRPM Mortgage Loan Trust, 2007-1 A	0.604%	10/25/46	7,593,083	5,721,479	(a)(c)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	5,500,000	5,938,075	(a)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	7,750,000	7,776,923	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.464%	3/25/31	56,357	43,370	(c)
Indymac Seconds Asset Backed Trust, 2006-A A	0.464%	6/25/36	457,723	95,353	(c)
Keycorp Student Loan Trust, 2003-A 1A2	0.561%	10/25/32	3,324,005	3,312,956	(c)
Lehman XS Trust, 2005-5N 3A1A	0.504%	11/25/35	2,873,330	2,397,432	(c)
Lehman XS Trust, 2006-4N A2A	0.424%	4/25/46	4,207,316	2,962,359	(c)
Long Beach Mortgage Loan Trust, 2006-8 2A4	0.444%	9/25/36	5,992,661	2,783,339	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.364%	10/25/36	5,246,103	2,441,133	(c)
Merrill Lynch Mortgage Investors Inc., 2005-SD1 A2	5.666%	5/25/46	115,153	115,196	(c)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.224%	10/25/33	1,001,831	946,076	(c)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.504%	3/25/36	203,609	85,709	(c)
Nelnet Student Loan Corp., 2004-2A A5B	1.090%	2/25/39	400,000	362,510	(c)
Nelnet Student Loan Trust, 2004-4 A5	0.461%	1/25/37	92,653	91,009	(c)
Northstar Education Finance Inc., 2007-1 A6	1.700%	1/29/46	12,175,000	10,867,941	(c)
Northstar Education Finance Inc., DE, Student Loan Asset Backed Note	1.710%	1/29/46	6,475,000	5,779,922	(c)
Novastar Home Equity Loan, 2003-3 A2C	1.264%	12/25/33	129,864	121,910	(c)
Option One Mortgage Loan Trust, 2002-6 A2	1.004%	11/25/32	969,072	907,717	(c)
Option One Mortgage Loan Trust, 2003-1 A2	1.044%	2/25/33	60,513	54,929	(c)
Origen Manufactured Housing, 2006-A A2	2.806%	10/15/37	33,630,029	27,240,324	(c)
Origen Manufactured Housing, 2007-A A2	2.591%	4/15/37	14,436,543	11,683,676	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,485,334	1,570,991
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,695,676	1,745,173
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.004%	7/25/35	3,020,698	2,422,612	(c)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,767,625	(a)
Pennsylvania Higher Education Assistance Agency, 2005-1 B1	2.410%	4/25/45	500,000	452,500	(c)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.744%	8/25/31	159,749	88,261	(c)
RAAC, 2007-RP2 M1	0.854%	2/25/46	600,000	115,861	(a)(c)
RAAC Series, 2006-RP4 A	0.494%	1/25/46	63,093	58,877	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
RAAC Series, 2007-RP3 A	0.584%	10/25/46	174,080	$127,607	(a)(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.064%	6/25/33	38,048	34,295	(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.704%	12/25/33	204,194	204,476	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.824%	3/25/34	10,565,487	9,982,483	(c)
Renaissance Home Equity Loan Trust, 2005-1	0.534%	5/25/35	1,481,576	1,339,396	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	12,372,492
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.864%	5/25/33	488,098	401,327	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.329%	8/25/33	3,294,295	2,812,929	(c)
Residential Funding Mortgage Securities II, 2003-HS3	0.494%	8/25/33	55,062	46,284	(c)
Residential Funding Securities Corp., 2002-RP2 A1	1.704%	10/25/32	3,453,112	2,921,668	(a)(c)
SACO I Trust, 2005-2 A	0.604%	4/25/35	35,087	26,434	(a)(c)
SACO I Trust, 2006-3 A3	0.664%	4/25/36	1,215,012	642,910	(c)
SACO I Trust, 2006-5 1A	0.504%	4/25/36	108,333	73,999	(c)
SACO I Trust, 2006-6 A	0.464%	6/25/36	154,980	86,544	(c)
Saxon Asset Securities Trust, 2002-3 M1	1.329%	12/25/32	1,845,792	1,699,818	(c)
Saxon Asset Securities Trust, 2003-3 M1	1.179%	12/25/33	8,434,132	7,950,637	(c)
Saxon Asset Securities Trust, 2005-1 M1	0.894%	5/25/35	424,397	399,547	(c)
SLM Student Loan Trust, 2003-11 A6	0.570%	12/15/25	4,500,000	4,447,161	(a)(c)
SLM Student Loan Trust, 2004-3 A5	0.471%	7/25/23	22,550,000	22,363,399	(c)
SLM Student Loan Trust, 2005-04 A3	0.421%	1/25/27	100,000	98,656	(c)
SLM Student Loan Trust, 2006-5 A5	0.411%	1/25/27	14,430,000	14,092,843	(c)
SLM Student Loan Trust, 2012-06 A3	0.954%	5/26/26	2,500,000	2,521,813	(c)
Soundview Home Loan Trust, 2006-EQ1 A3	0.364%	10/25/36	17,345,792	13,523,404	(c)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.544%	7/25/29	9,609	7,619	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2	0.684%	7/25/35	8,514,970	5,889,779	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	8.109%	5/25/31	442,160	396,723	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.424%	2/25/36	1,171,339	92,001	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	714	711

TOTAL ASSET-BACKED SECURITIES (Cost - $350,289,194)				363,633,723

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.9%
American Home Mortgage Assets, 2006-3 3A12	0.394%	10/25/46	11,406,338	7,945,028	(c)
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	3,669,000	4,052,113	(c)
Banc of America Commercial Mortgage Inc., 2006-2 AM	5.763%	5/10/45	540,000	606,216	(c)
Banc of America Commercial Mortgage Inc., 2008-1 A4	6.194%	2/10/51	2,600,000	3,115,291	(c)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	75,942	79,902
Banc of America Funding Corp., 2004-B 3A2	3.200%	12/20/34	161,340	102,092	(c)
Banc of America Funding Corp., 2005-F 2A1	3.137%	9/20/35	12,322,872	9,030,533	(c)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.295%	12/25/34	132,575	130,051	(c)
Bayview Commercial Asset Trust, 2006-SP1 A1	0.474%	4/25/36	192,371	192,113	(a)(c)
BCAP LLC Trust, 2009-RR4 8A2	3.206%	9/26/35	4,620,951	2,892,535	(a)(c)
BCAP LLC Trust, 2010-RR06 4A13	3.206%	9/26/35	3,771,932	2,414,436	(a)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.945%	2/25/36	371,653	288,201	(c)
Bear Stearns Commercial Mortgage Securities, 2007-PW16 AM	5.715%	6/11/40	1,230,000	1,404,995	(c)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 AM	5.893%	6/11/50	2,115,000	2,441,431	(c)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.352%	1/15/46	2,500,000	2,725,160	(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.404%	10/25/36	996,163	779,279	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.576%	8/25/35	136,814	87,341	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.117%	12/25/35	206,220	$151,583	(c)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.604%	5/25/35	1,744,973	1,722,709	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.444%	11/25/36	37,346,000	31,677,064	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.444%	11/25/36	10,357,065	6,432,245	(c)
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD4 A4	5.322%	12/11/49	1,425,000	1,619,772
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	11,320,383	11,953,102
Countrywide Alternative Loan Trust, 2004-33 2A1	3.134%	12/25/34	28,964	27,657	(c)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.534%	10/25/35	14,707,051	10,253,212	(c)
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.413%	3/20/46	194,518	128,549	(c)
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.433%	5/20/46	4,921,105	2,657,982	(c)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.403%	7/20/46	463,886	249,781	(c)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.394%	8/25/46	468,235	332,092	(c)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.398%	12/20/46	655,072	420,492	(c)
Countrywide Alternative Loan Trust, 2006-0A18 A2	0.444%	12/25/46	199,271	56,402	(c)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.641%	3/20/36	124,558	107,709	(c)
Countrywide Home Loans, 2005-R3 AF	0.604%	9/25/35	3,937,471	3,311,413	(a)(c)
Countrywide Home Loans, 2006-0A5 1A1	0.404%	4/25/46	3,233,039	2,503,588	(c)
Countrywide Home Loans, 2006-R1 AF2	0.574%	1/25/36	7,704,384	6,652,944	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.564%	3/25/35	3,441,540	2,989,848	(a)(c)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.826%	5/20/36	582,157	483,637	(c)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.550%	1/15/49	10,048,000	11,198,938	(c)
Credit Suisse Mortgage Capital Certificates, 2006-C5 A3	5.311%	12/15/39	6,386,050	7,151,316
Credit Suisse Mortgage Capital Certificates, 2007-C1 A3	5.383%	2/15/40	140,000	153,046
DBUBS Mortgage Trust, 2011-LC3A XA, IO	1.455%	8/10/44	780,597	34,298	(a)(c)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.654%	6/25/34	130,498	122,178	(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.023%	9/19/44	211,760	187,579	(c)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	3,520,000	3,560,061	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	23,958,223	27,056,692
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.087%	11/15/36	5,524,493	875,921	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3256 S, IO	6.487%	12/15/36	5,646,779	1,014,734	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.297%	7/15/37	2,514,780	417,960	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.827%	9/15/37	5,814,837	928,328	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.027%	1/15/40	12,662,145	1,859,270	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3631 SJ, IO	6.037%	2/15/40	8,668,829	1,338,034	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	13,220,691
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	37,726,355	43,328,493
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB	4.000%	12/15/39	27,950,934	30,356,950

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), 3788 IC, IO	6.000%	1/15/41	3,240,495	$528,215
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	28,772,495	33,832,915
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.747%	10/15/41	28,045,600	6,774,689	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.397%	11/15/41	15,331,750	3,578,742	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.847%	8/15/39	13,462,735	2,025,999	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 BS, IO	5.847%	9/15/39	11,120,846	2,440,620	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.847%	4/15/39	22,242,836	5,018,084	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.747%	6/15/42	3,967,247	1,007,821	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.797%	6/15/42	12,761,596	3,332,673	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.797%	6/15/42	11,542,616	2,313,361	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4073 SB, IO	5.797%	7/15/42	16,962,619	4,064,433	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	11,700,788	1,290,859
Federal Home Loan Mortgage Corp. (FHLMC), 4102 MS, IO	6.397%	9/15/42	15,444,848	4,547,436	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 SC, IO	5.897%	10/15/42	9,450,498	2,428,276	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4116 AS, IO	5.947%	10/15/42	14,263,183	3,640,488	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	10,774,420	1,915,385
Federal Home Loan Mortgage Corp. (FHLMC), 4120 SV, IO	5.947%	10/15/42	8,193,022	2,190,839	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SG, IO	5.947%	11/15/42	11,497,853	3,398,419	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	37,631,980	42,188,837
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.674%	7/25/21	42,965,215	4,792,426	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.055%	1/25/20	33,128,180	1,928,822	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.226%	4/25/20	112,453,124	7,395,142	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.673%	6/25/20	112,762,132	10,410,764	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.504%	8/25/20	35,083,325	2,841,539	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K014 X1, IO	1.269%	4/25/21	99,834	8,289	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.581%	10/25/21	27,871,595	3,012,975	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.454%	12/25/21	22,419,558	$2,211,824	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	0.785%	9/25/22	19,171,959	1,293,781	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K702 X1, IO	1.555%	2/25/18	2,744,280	180,242	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K703 X1, IO	2.089%	5/25/18	59,952,445	5,576,597	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.392%	6/25/21	40,950,696	3,444,568	(c)
Federal National Mortgage Association (FNMA), 2006-083 SG, IO	6.296%	9/25/36	10,495,824	1,611,327	(c)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.396%	11/25/36	12,553,336	2,832,431	(c)
Federal National Mortgage Association (FNMA), 2008-012 KS, IO	6.796%	3/25/38	5,012,886	819,920	(c)
Federal National Mortgage Association (FNMA), 2009-101 NS, IO	5.956%	12/25/39	6,273,005	849,002	(c)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.276%	4/25/40	10,776,152	1,888,675	(c)
Federal National Mortgage Association (FNMA), 2010-027 SG, IO	4.796%	4/25/40	5,456,788	540,405	(c)
Federal National Mortgage Association (FNMA), 2010-075 PU	4.500%	4/25/39	25,865,000	26,750,049
Federal National Mortgage Association (FNMA), 2010-100 CS, IO	6.446%	9/25/40	9,459,446	1,545,066	(c)
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.296%	10/25/40	12,367,187	1,604,753	(c)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	21,421,734
Federal National Mortgage Association (FNMA), 2010-136 SA, IO	5.796%	12/25/40	13,290,872	2,339,839	(c)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.326%	12/25/40	1,689,330	246,145	(c)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.326%	1/25/41	13,536,881	1,883,394	(c)
Federal National Mortgage Association (FNMA), 2011-053 ST, IO	5.716%	6/25/41	14,017,451	2,062,215	(c)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	880,634	1,058,929
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.436%	7/25/41	7,858,604	1,231,314	(c)
Federal National Mortgage Association (FNMA), 2011-063 SW, IO	6.476%	7/25/41	13,162,808	1,978,766	(c)
Federal National Mortgage Association (FNMA), 2011-087 SJ, IO	5.746%	9/25/41	36,420,441	5,279,656	(c)
Federal National Mortgage Association (FNMA), 2011-096 BS, IO	6.226%	5/25/41	4,580,957	664,469	(c)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.496%	10/25/26	5,152,427	983,534	(c)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.396%	10/25/40	5,332,281	1,281,449	(c)
Federal National Mortgage Association (FNMA), 2012-009 MS, IO	6.496%	2/25/27	12,000,454	2,219,672	(c)
Federal National Mortgage Association (FNMA), 2012-016 ST, IO	6.246%	3/25/42	3,975,150	741,637	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2012-017 SA, IO	6.496%	7/25/26	15,215,127	$2,442,550	(c)
Federal National Mortgage Association (FNMA), 2012-017 WS, IO	6.346%	7/25/39	7,378,745	1,629,034	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	15,251,637	17,083,527
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	23,115,223	25,425,474
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	46,306,878	52,676,899
Federal National Mortgage Association (FNMA), 2012-063 AS, IO	6.296%	6/25/42	12,721,165	2,236,610	(c)
Federal National Mortgage Association (FNMA), 2012-063 DS, IO	6.346%	3/25/39	6,437,255	1,491,934	(c)
Federal National Mortgage Association (FNMA), 2012-066 SA, IO	5.796%	6/25/42	24,476,099	4,409,589	(c)
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,809,744	468,589
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.446%	2/25/41	5,089,829	1,208,738	(c)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	10,290,143	1,157,951
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	1,642,858	1,574,293
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.446%	3/25/42	17,557,142	3,338,246	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	1,042,858	999,153
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.746%	7/25/42	28,167,133	6,748,059	(c)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.396%	7/25/42	89,921	20,928	(c)
Federal National Mortgage Association (FNMA), 2012-083 YS, IO	5.196%	8/25/42	3,846,912	756,687	(c)
Federal National Mortgage Association (FNMA), 2012-084 KS, IO	5.796%	8/25/42	30,549,081	4,007,285	(c)
Federal National Mortgage Association (FNMA), 2012-089 AS, IO	5.846%	5/25/39	487,025	107,645	(c)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	11,174,768	1,435,460
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.896%	9/25/42	6,426,327	1,573,238	(c)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,979,060	258,542
Federal National Mortgage Association (FNMA), 2012-111 JS, IO	5.896%	7/25/40	12,567,273	3,106,611	(c)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.946%	11/25/42	7,246,851	1,933,987	(c)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.946%	12/25/42	9,754,490	2,638,459	(c)
Federal National Mortgage Association (FNMA), 2012-133 GS, IO	5.946%	12/25/42	13,838,649	3,542,752	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.946%	12/25/42	8,141,805	2,410,103	(c)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	15,649,185	2,053,049
Federal National Mortgage Association (FNMA), 2012-148 LS, IO	5.996%	1/25/43	19,787,351	4,631,894	(c)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	30,588,657	36,564,671

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	59,764,892	$69,040,822
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.946%	3/25/42	21,492,631	3,282,131	(c)
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	5,046,995	658,024
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	8,462,637	1,191,209
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	3,310,254	381,633
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	1,681,896	184,886	(c)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	1,584,050	193,170	(c)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	1,693,228	188,527
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	9,404,967	1,338,371
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	19,241,532	1,785,980
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	501,486	49,291
Federal National Mortgage Association (FNMA), 409 C15, IO	4.000%	11/25/39	2,322,268	268,381
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	9,290,944	1,203,886
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	15,389,585	1,530,035
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	8,274,382	933,294
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.574%	2/25/37	203,658	127,382	(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.787%	4/20/36	2,629,318	468,848	(c)
Government National Mortgage Association (GNMA), 2009-106 SC, IO, PAC	6.147%	11/20/39	7,356,543	1,098,589	(c)
Government National Mortgage Association (GNMA), 2009-106 SU, IO	5.997%	5/20/37	15,510,652	2,222,462	(c)
Government National Mortgage Association (GNMA), 2010-003 MS, IO, PAC	6.347%	11/20/38	1,824,930	236,237	(c)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.797%	2/16/40	6,106,137	1,149,720	(c)
Government National Mortgage Association (GNMA), 2010-014 SX, IO	6.247%	2/16/40	10,089,675	1,594,314	(c)
Government National Mortgage Association (GNMA), 2010-020 SC, IO	5.947%	2/20/40	22,132,066	4,069,407	(c)
Government National Mortgage Association (GNMA), 2010-020 SE, IO	6.047%	2/20/40	20,927,111	3,909,553	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC	6.297%	3/20/39	5,270,432	773,846	(c)
Government National Mortgage Association (GNMA), 2010-035 DS, IO	5.477%	3/20/40	45,734,561	6,883,212	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.277%	4/20/40	2,478,044	460,189	(c)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,441,928
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.347%	4/16/34	4,354,841	215,935	(c)
Government National Mortgage Association (GNMA), 2010-050 QS, IO	6.347%	12/20/38	534,228	70,817	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.297%	5/20/40	9,760,642	$1,831,626	(c)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	16,462,230
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.297%	5/20/40	13,113,018	2,570,289	(c)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.297%	5/20/40	3,198,236	621,551	(c)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.447%	1/20/40	1,617,120	256,318	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	45,660,640
Government National Mortgage Association (GNMA), 2010-093 PS, IO, PAC	6.497%	6/20/35	6,949,702	594,504	(c)
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	13,243,419	993,390
Government National Mortgage Association (GNMA), 2010-113 BS, IO	5.797%	9/20/40	13,542,238	2,233,890	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	35,048,730
Government National Mortgage Association (GNMA), 2010-118, IO	1.670%	4/16/53	23,788,547	1,751,693	(c)
Government National Mortgage Association (GNMA), 2010-121 SE, IO	5.797%	9/20/40	11,675,044	2,021,418	(c)
Government National Mortgage Association (GNMA), 2010-157 SP, IO, PAC	4.047%	12/20/40	48,556,894	6,411,690	(c)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.427%	11/20/38	4,280,297	503,893	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.203%	5/20/60	1,121,629	1,149,506	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.552%	8/20/58	1,387,119	1,384,491	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.582%	12/20/60	550,165	549,610	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.602%	12/20/60	14,380,085	14,360,729	(c)
Government National Mortgage Association (GNMA), 2011-004 PS, IO, PAC	5.977%	9/20/40	7,208,308	1,192,697	(c)
Government National Mortgage Association (GNMA), 2011-011 SA, IO	5.797%	1/20/41	8,002,459	1,264,513	(c)
Government National Mortgage Association (GNMA), 2011-032 S, IO	5.797%	3/16/41	1,981,621	235,844	(c)
Government National Mortgage Association (GNMA), 2011-032 SD, IO	5.797%	3/20/41	4,735,091	754,945	(c)
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.927%	2/16/36	14,818,416	1,490,573	(c)
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.497%	12/16/36	9,982,265	1,319,968	(c)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	21,900,000	24,989,718
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	340,993	35,824
Government National Mortgage Association (GNMA), 2011-141 HS, IO	5.897%	10/20/41	3,432,211	728,510	(c)

Government National Mortgage Association (GNMA), 2011-146 NS, IO, PAC	6.497%	4/16/40	595,745	125,134	(c)
Government National Mortgage Association (GNMA), 2011-146 YS, IO	6.447%	11/16/41	6,126,137	1,507,686	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.652%	2/20/61	865,474	867,614	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2011-H08 FG	0.682%	3/20/61	11,986,530	$12,033,325	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.702%	3/20/61	10,543,393	10,595,161	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	15,095,553	2,284,162
Government National Mortgage Association (GNMA), 2012-074 LS, IO	5.897%	6/20/42	11,996,965	2,722,708	(c)
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	12,265,004	1,586,666
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.897%	8/16/42	12,714,974	3,063,292	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.524%	10/25/45	4,633,055	3,111,185	(c)
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.474%	11/25/46	194,961	1,506,308	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.434%	4/25/36	2,696,763	1,575,810	(c)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	5.866%	7/10/38	3,065,000	3,429,677	(c)
GS Mortgage Securities Corp. II, 2011-GC5 X4, IO	1.749%	8/10/44	304,116	25,618	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.554%	3/25/35	12,868,527	10,751,050	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.554%	9/25/35	27,906,733	23,994,684	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.147%	11/25/35	1,843,431	1,688,907	(c)
Harborview Mortgage Loan Trust, 2005-3	0.443%	6/19/35	10,658,145	8,899,807	(c)
Harborview Mortgage Loan Trust, 2005-7 1A1	2.921%	6/19/45	4,243,247	2,675,334	(c)
Harborview Mortgage Loan Trust, 2006-02	2.908%	2/25/36	2,605,311	2,054,262	(c)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.403%	9/19/46	2,840,419	2,137,396	(c)
Harborview Mortgage Loan Trust, 2006-13 A	0.383%	11/19/46	472,720	317,298	(c)
Harborview Mortgage Loan Trust, 2007-4 2A1	0.423%	7/19/47	592,634	474,142	(c)
IMPAC CMB Trust, 2003-4 1A1	0.844%	10/25/33	51,266	48,656	(c)
IMPAC CMB Trust, 2007-A A	0.454%	5/25/37	13,441,924	12,913,186	(c)
IMPAC Secured Assets Corp., 2005-1 5A1	0.474%	7/25/35	42,383	25,249	(c)
IMPAC Secured Assets Corp., 2006-2 2A1	0.554%	8/25/36	2,225,470	2,156,382	(c)
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.824%	6/25/34	21,481	20,152	(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.651%	3/25/35	199,467	187,571	(c)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.404%	6/25/47	415,057	295,550	(c)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.324%	7/25/36	151,640	108,683	(c)
Indymac Index Mortgage Loan Trust, 2006-AR2 1A1B	0.414%	4/25/46	10,612,841	8,292,970	(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.672%	8/25/37	516,582	413,871	(c)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.581%	7/25/35	89,989	66,414	(c)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.588%	8/25/35	412,847	314,007	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	4,464,000	4,980,802
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	27,869,000	31,379,101
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	5.883%	2/12/51	3,935,000	4,622,267	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AMFX	5.930%	2/12/51	1,550,000	1,790,707	(c)
La Hipotecaria SA, 2007-1GA A	5.273%	12/23/36	230,920	230,054	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.742%	6/15/36	1,179,214	$1,081	(a)(c)(e)
LB-UBS Commercial Mortgage Trust, 2007-C2 A3	5.430%	2/15/40	2,000,000	2,253,688
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.179%	9/15/45	2,261,850	2,653,725	(c)
Luminent Mortgage Trust, 2006-4 A1A	0.394%	5/25/46	356,334	231,172	(c)
Luminent Mortgage Trust, 2006-7 2A1	0.374%	12/25/36	3,247,797	2,366,881	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.428%	12/25/34	20,969	19,942	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.994%	7/25/34	665,811	654,249	(c)
MASTR Adjustable Rate Mortgages Trust, 2005-1 7A1	2.688%	2/25/35	603,387	558,136	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.414%	4/25/46	348,449	251,386	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	2.993%	1/25/36	1,270,426	1,212,045	(c)
MASTR ARM Trust, 2004-4 3A1	2.468%	5/25/34	1,025,331	1,011,580	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,988,484	3,080,896	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	4,560,196	4,732,138	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.554%	5/25/35	4,435,517	3,706,975	(a)(c)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.564%	7/25/35	3,353,131	2,855,872	(a)(c)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.528%	2/25/35	29,351	29,519	(c)
Merrill Lynch Mortgage Trust, 2007-C1 A4	5.851%	6/12/50	3,110,000	3,592,554	(c)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2006-4 AM	5.204%	12/12/49	1,666,000	1,856,449	(c)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	5.936%	8/12/49	920,000	1,070,262	(c)
MLCC Mortgage Investors Inc., 2003-B A1	0.884%	4/25/28	1,651,979	1,623,729	(c)
MLCC Mortgage Investors Inc., 2006-1 1A	2.586%	2/25/36	410,557	388,044	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.931%	8/15/45	30,422,649	3,370,890	(a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 A4	2.918%	2/15/46	4,080,000	4,121,897
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 AS	3.214%	2/15/46	4,333,000	4,381,179
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	11,080,000	12,680,572	(c)
Morgan Stanley Capital I Inc., 2007-IQ15 A4	5.889%	6/11/49	160,000	185,885	(c)
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.976%	7/25/34	92,269	90,853	(c)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.688%	10/25/34	6,770	6,565	(c)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.904%	11/25/34	2,898,469	2,856,076	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.699%	7/25/35	4,807,359	4,027,548	(c)
Morgan Stanley Mortgage Loan Trust, 2006-06AR 3A1	2.958%	5/25/36	6,573,232	4,786,371	(c)
Mortgage IT Trust, 2005-2 1A1	0.464%	5/25/35	67,483	63,438	(c)
Mortgage IT Trust, 2005-3 A1	0.504%	8/25/35	129,355	123,138	(c)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	395,559	372,126
Prime Mortgage Trust, 2005-2 2A1	7.004%	10/25/32	488,872	524,631	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	51,352,697	50,842,046	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.654%	1/25/37	23,913,824	14,159,327	(c)
RBSSP Resecuritization Trust, 2010-3 4A1	3.447%	12/26/35	112,010	112,904	(a)(c)
Residential Accredit Loans Inc., 2005-QO3 A1	0.604%	10/25/45	1,596,921	1,133,172	(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.474%	2/25/46	11,253,461	7,085,348	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.464%	4/25/46	4,907,321	2,503,230	(c)
Residential Accredit Loans Inc., 2006-QO3 A3	0.534%	4/25/46	6,870,866	3,562,729	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Residential Accredit Loans Inc., 2006-QO3, A1	0.414%	4/25/46	19,827,800	$9,994,996	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	6,512,137	5,300,801
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	136,341	149,282
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	1,194,081	1,178,155
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	251,735	248,471
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	435,769	448,989
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.604%	5/25/34	49,150	46,582	(c)
Sequoia Mortgage Trust, 2007-3 1A1	0.403%	7/20/36	416,667	369,595	(c)
Structured ARM Loan Trust, 2004-08 1A1	2.694%	7/25/34	4,546	4,454	(c)
Structured ARM Loan Trust, 2004-09XS A	0.574%	7/25/34	110,746	103,207	(c)
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	16,043,597	15,917,254	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	0.504%	10/25/35	1,111,760	992,515	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.943%	10/19/33	488,475	464,497	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.414%	4/25/36	3,252,355	2,217,374	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.384%	7/25/46	304,445	224,039	(c)
Structured Asset Securities Corp., 2002-9 A2	0.504%	10/25/27	73,608	72,695	(c)
Structured Asset Securities Corp., 2005-RF1 A	0.554%	3/25/35	87,424	70,867	(a)(c)
Thornburg Mortgage Securities Trust, 2004-01	1.768%	3/25/44	38,793	39,013	(c)
Thornburg Mortgage Securities Trust, 2004-03 A	0.944%	9/25/44	720,864	691,051	(c)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.146%	9/25/37	17,231,091	17,049,475	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.104%	9/25/37	16,759,197	17,138,374	(c)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	5,150,000	5,157,756	(a)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.453%	12/26/36	984,688	799,226	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	2,100,000	2,308,034
Wachovia Bank Commercial Mortgage Trust, 2007-C31 A5	5.500%	4/15/47	5,200,000	5,946,855
Wachovia Bank Commercial Mortgage Trust, 2007-C34 A3	5.678%	5/15/46	100,000	115,741
WaMu Mortgage Pass-Through Certificates, 2002-AR19 A6	2.478%	2/25/33	99,270	99,308	(c)
WaMu Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.434%	9/25/33	36,898	37,627	(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.527%	12/25/35	25,203	24,952	(c)
Washington Mutual Inc., 2005-AR15 A1A1	0.464%	11/25/45	11,826,975	10,771,902	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1A	0.610%	11/25/34	150,580	148,828	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.524%	1/25/45	1,588,939	1,508,282	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.434%	4/25/45	6,731,813	6,185,627	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.474%	7/25/45	6,343,355	5,903,069	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.524%	8/25/45	605,546	566,657	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.494%	10/25/45	12,645,599	11,723,166	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.474%	12/25/45	16,129,401	14,932,632	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	2.675%	9/25/36	321,115	$267,894	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.927%	6/25/47	43,633	36,714	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.492%	9/25/36	487,237	416,416	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.632%	6/25/37	29,224,280	18,470,183	(c)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A2	2.683%	11/25/34	138,214	139,045	(c)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR4 2A2	2.728%	4/25/35	524,735	533,343	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	322,928	325,093	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 2A3	2.722%	4/25/36	74,715	69,624	(c)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.712%	4/25/36	5,059,556	4,748,859	(c)
WF-RBS Commercial Mortgage Trust, 2011-C2 XA, IO	1.145%	2/15/44	962,029	45,313	(a)(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.604%	6/15/45	217,671	23,643	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,457,429,841)				1,465,015,825

COLLATERALIZED SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Schaeffler AG, USD Term Loan C	4.250%	1/27/17	5,044,821	5,095,269	(h)

Diversified Consumer Services - 0.0%
ServiceMaster Co., New Term Loan	4.250%	4/1/17	5,000,000	5,037,500	(h)

Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Extended Term Loan B6	5.454%	1/26/18	7,750,000	7,174,563	(h)
Caesars Entertainment Operating Co. Inc., Incremental Term Loan B4	9.500%	10/31/16	1,469,697	1,497,254	(h)
CCM Merger Inc., New Term Loan B	6.000%	3/1/17	752,434	758,077	(h)
Dunkin Brands Inc., Term Loan B3	3.750 - 5.000%	2/14/20	6,393,008	6,463,600	(h)
Landry’s Inc., Term Loan	0.000%	4/24/18	3,473,750	3,494,738	(h)
Las Vegas Sands LLC, Extended Delayed Draw Term Loan	2.710%	11/23/16	423,825	424,354	(h)
Las Vegas Sands LLC, Extended Term Loan B	2.710%	11/23/16	2,108,733	2,111,368	(h)
Wendys/Arbys Restaurants, LLC, New Term Loan B	4.750%	5/15/19	2,992,500	3,019,732	(h)

Total Hotels, Restaurants & Leisure				24,943,686

Media - 0.3%
AMC Entertainment Inc., Extended Term Loan B2	4.250%	12/15/16	2,936,842	2,956,666	(h)

Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	1,892,149	1,900,190	(h)
Cengage Learning Acquisitions Inc., Extended Term Loan	5.710%	7/5/17	4,781,764	3,526,551	(h)
Charter Communications Operating LLC, Extended Term Loan C	3.460%	9/6/16	1,898,457	1,904,511	(h)
Charter Communications Operating LLC, Term Loan D	4.000%	5/15/19	256,048	256,865	(h)
Getty Images Inc., Term Loan B	4.750%	10/18/19	3,000,000	3,042,858	(h)
Univision Communications Inc., Extended Term Loan	4.454%	3/31/17	6,957,202	6,988,684	(h)
UPC Financing Partnership, Term Loan T	3.704%	12/30/16	65,864	66,358	(h)
Virgin Media Investment Holdings Ltd., Term Loan	—	2/17/20	5,570,000	5,538,173	(h)

Total Media				26,180,856

Multiline Retail - 0.1%
Neiman Marcus Group Inc., Extended Term Loan	4.000%	5/16/18	9,550,000	9,633,563	(h)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	3,000,000	$2,910,750	(h)
Gymboree Corp., Initial Term Loan	5.000%	11/23/17	4,694,349	4,554,692	(h)
Party City Holdings Inc., REFI Term Loan B	4.250%	7/29/19	1,995,000	2,014,535	(h)

Total Specialty Retail				9,479,977

TOTAL CONSUMER DISCRETIONARY				80,370,851

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Del Monte Foods Co., Term Loan B	4.000%	3/8/18	3,835,037	3,864,597	(h)

Household Products - 0.0%
Visant Holding Corp., Term Loan B	5.250%	12/22/16	2,750,711	2,663,605	(h)

TOTAL CONSUMER STAPLES				6,528,202

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Frac Tech International LLC, Term Loan B	8.500%	5/6/16	4,332,126	4,106,496	(h)

Oil, Gas & Consumable Fuels - 0.1%
Arch Coal Inc. Term Loan	5.750%	5/16/18	2,500,000	2,537,500	(h)
Chesapeake Energy Corp., Term Loan B	5.750%	12/1/17	4,000,000	4,119,284	(h)

Total Oil, Gas & Consumable Fuels				6,656,784

TOTAL ENERGY				10,763,280

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Star West Generation LLC, New Term Loan B	5.000%	3/13/20	2,500,000	2,532,812	(h)

HEALTH CARE - 0.2%
Biotechnology - 0.0%
Exopack LLC, Term Loan B	6.500%	5/31/17	2,423,100	2,439,255	(h)

Health Care Providers & Services - 0.2%
Capsugel Holdings US Inc., Term Loan B	4.750%	8/1/18	1,802,599	1,830,390	(h)
CRC Health Corp., Term Loan B3	4.784%	11/16/15	4,878,548	4,878,548	(h)
Emergency Medical Services Corp., Term Loan B	4.000%	5/25/18	4,055,830	4,096,389	(h)
Hanger Orthopedic Group Inc., Term Loan	4.000%	12/1/16	1,473,869	1,484,923	(h)
Quintiles Transnational Corp., Term Loan B	5.000%	6/8/18	2,908,417	2,908,417	(h)

Total Health Care Providers & Services				15,198,667

Health Care Technology - 0.0%
Multiplan Inc., Term Loan B	4.750%	8/26/17	2,035,573	2,036,845	(h)

Pharmaceuticals - 0.0%
Par Pharmaceutical Cos. Inc., REFI Term Loan B	4.250%	9/30/19	3,750,000	3,752,344	(h)

TOTAL HEALTH CARE				23,427,111

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	1,990,926	1,995,903	(h)

Airlines - 0.0%
Delta Air Lines Inc., Term Loan B	4.250%	4/20/17	3,940,000	3,984,325	(h)

Commercial Services & Supplies - 0.1%
Nielsen Finance LLC, Term Loan E	0.000%	5/2/16	7,559,851	7,629,152	(h)
Sensus Metering Systems Inc., First Lien Term Loan	4.750%	5/9/17	982,500	981,272	(h)

Total Commercial Services & Supplies				8,610,424

Construction & Engineering - 0.1%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	4,939,887	4,956,352	(h)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Road & Rail - 0.0%
Hertz Corp., Term Loan	3.750%	3/9/18	4,922,424	$4,948,577	(h)

TOTAL INDUSTRIALS				24,495,581

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
Ancestry Com Inc., Term Loan	7.000%	12/28/18	5,000,000	5,009,375	(h)

IT Services - 0.2%
First Data Corp., Extended Term Loan B	4.204%	3/23/18	14,556,443	14,505,495	(h)
First Data Corp., Add on Term Loan	5.204%	9/24/18	5,000,000	5,033,335	(h)
SunGard Data Systems Inc., Term Loan A	1.953%	2/28/14	5,408	5,419	(h)
SunGard Data Systems Inc., Term Loan B	3.829 - 3.918%	2/26/16	1,291,681	1,291,036	(h)

Total IT Services				20,835,285

TOTAL INFORMATION TECHNOLOGY				25,844,660

MATERIALS - 0.0%
Construction Materials - 0.0%
Fairmount Minerals Ltd., New Term Loan B	5.250%	3/15/17	951,344	955,903	(h)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings Ltd., Term Loan	4.500%	4/2/18	3,940,125	3,999,227	(h)
Intelsat Jackson Holdings Ltd., Term Loan B1	4.500%	4/2/18	751,181	762,448	(h)

Total Diversified Telecommunication Services				4,761,675

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp., Term Loan B	4.000%	1/31/19	5,360,330	5,419,294	(h)
MetroPCS Inc., Term Loan B3	4.000%	3/16/18	3,929,942	3,936,493	(h)
Telesat LLC, Term Loan B	5.500%	3/28/19	3,980,000	4,004,875	(h)

Total Wireless Telecommunication Services				13,360,662

TOTAL TELECOMMUNICATION SERVICES				18,122,337

UTILITIES - 0.1%
Electric Utilities - 0.0%
Equipower Resources Holdings LLC, First Lien Term Loan	5.500%	12/21/18	2,937,458	2,977,848	(h)
Independent Power Producers & Energy Traders - 0.1%
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	3,250,000	3,331,250	(h)

TOTAL UTILITIES				6,309,098

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $199,249,546)				199,349,835

MORTGAGE-BACKED SECURITIES - 20.4%
FHLMC - 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/13-11/1/36	1,081,119	1,155,974
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-12/1/38	29,386,312	31,826,320
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	475,867	562,921
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	7,650,732	7,936,222
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	4,600,833	5,231,239
Federal Home Loan Mortgage Corp. (FHLMC)	2.850%	8/1/35	3,152,975	3,363,889	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.710%	9/1/35	489,420	522,468	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.827%	9/1/35	2,129,215	2,271,885	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.780%	10/1/35	1,330,813	1,420,875	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.633%	12/1/35	2,006,830	2,139,345	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.708%	12/1/35	78,104	80,751	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.873%	1/1/36	238,657	256,058	(c)

Federal Home Loan Mortgage Corp. (FHLMC)	1.915%	2/1/37	48,137	50,534	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.070%	2/1/37	49,419	52,176	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.173%	5/1/37	192,987	203,091	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.327%	5/1/37	2,317,191	2,459,620	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - continued
Federal Home Loan Mortgage Corp. (FHLMC)	2.836%	5/1/37	128,176	$135,449	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.294%	5/1/37	1,434,031	1,509,107	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.775%	6/1/37	246,999	264,297	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.980%	6/1/37	601,714	636,857	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.807%	7/1/37	3,881,291	4,194,443	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.047%	8/1/37	3,147,340	3,332,368	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38 - 11/1/41	5,343,426	5,769,503
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42 - 10/1/42	8,099,553	8,883,860
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/43 - 4/1/43	26,065,957	27,715,750
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	10/1/15 - 1/1/32	244,214	270,241
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	290,868	310,589
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25 - 10/1/42	26,387,414	28,813,594
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	71,559	77,949
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42 - 11/1/42	1,286,427	1,364,099
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/43	5,074,070	5,990,574

Total FHLMC				148,802,048

FNMA - 14.2%
Federal National Mortgage Association (FNMA)	6.500%	2/1/14 - 6/1/35	1,053,806	1,195,334
Federal National Mortgage Association (FNMA)	5.500%	1/1/17 - 5/1/40	30,015,291	32,910,938
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	379	426
Federal National Mortgage Association (FNMA)	6.000%	4/1/24 - 10/1/40	82,744,696	90,902,353
Federal National Mortgage Association (FNMA)	2.500%	1/1/28 - 10/1/42	27,912,009	28,543,864
Federal National Mortgage Association (FNMA)	2.500%	4/16/28 - 4/11/43	130,800,000	135,306,600	(i)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29 - 2/1/39	24,848,804	29,532,302
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	8,836	10,741
Federal National Mortgage Association (FNMA)	4.500%	4/1/31 - 11/1/41	224,410,239	246,322,508
Federal National Mortgage Association (FNMA)	5.000%	7/1/33 - 5/1/42	82,305,292	90,321,720
Federal National Mortgage Association (FNMA)	2.890%	5/1/35	1,522,704	1,613,899	(c)
Federal National Mortgage Association (FNMA)	2.648%	6/1/35	613,107	651,225	(c)
Federal National Mortgage Association (FNMA)	3.117%	6/1/35	4,675,787	4,976,613	(c)
Federal National Mortgage Association (FNMA)	2.753%	8/1/35	750,685	803,152	(c)
Federal National Mortgage Association (FNMA)	2.810%	9/1/35	2,663,067	2,844,899	(c)
Federal National Mortgage Association (FNMA)	2.817%	9/1/35	1,507,429	1,605,714	(c)
Federal National Mortgage Association (FNMA)	2.734%	10/1/35	1,152,458	1,229,578	(c)
Federal National Mortgage Association (FNMA)	2.750%	10/1/35	844,450	901,259	(c)
Federal National Mortgage Association (FNMA)	2.775%	10/1/35	1,398,756	1,493,093	(c)
Federal National Mortgage Association (FNMA)	3.480%	10/1/35	1,413,291	1,509,191	(c)
Federal National Mortgage Association (FNMA)	2.113%	11/1/35	103,384	108,700	(c)
Federal National Mortgage Association (FNMA)	2.128%	11/1/35	97,929	103,239	(c)
Federal National Mortgage Association (FNMA)	2.134%	11/1/35	149,919	157,677	(c)
Federal National Mortgage Association (FNMA)	2.138%	11/1/35	122,372	128,711	(c)
Federal National Mortgage Association (FNMA)	2.151%	11/1/35	88,665	93,218	(c)
Federal National Mortgage Association (FNMA)	2.836%	12/1/35	754,338	807,948	(c)
Federal National Mortgage Association (FNMA)	2.796%	2/1/36	185,258	198,537	(c)
Federal National Mortgage Association (FNMA)	1.894%	2/1/37	6,552,734	6,882,130	(c)
Federal National Mortgage Association (FNMA)	1.456%	8/1/37	258,735	276,060	(c)
Federal National Mortgage Association (FNMA)	2.111%	8/1/37	290,662	308,006	(c)
Federal National Mortgage Association (FNMA)	2.726%	11/1/37	71,961	76,547	(c)
Federal National Mortgage Association (FNMA)	4.000%	11/1/41 - 1/1/43	212,156,845	230,131,509
Federal National Mortgage Association (FNMA)	3.500%	8/1/42 - 12/1/42	58,192,795	61,613,848
Federal National Mortgage Association (FNMA)	3.000%	11/1/42 - 2/1/43	16,947,288	17,334,251
Federal National Mortgage Association (FNMA)	3.500%	4/11/43	260,600,000	275,177,313	(i)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	4.000%	4/11/43	75,900,000		$80,916,519	(i)
Federal National Mortgage Association (FNMA)	3.000%	5/13/43	143,900,000		148,014,633	(i)

Total FNMA					1,495,004,255

GNMA - 4.8%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	107,624		118,327
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	301,000		358,623
Government National Mortgage Association (GNMA)	8.500%	11/15/27	3,960		3,977
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	18,784,224		21,815,414
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	50,532,729		57,533,691
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	21,564		23,828
Government National Mortgage Association (GNMA)	0.603%	8/20/31	1,313		1,327	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	22,770,538		25,069,518
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	44,232,990		48,988,959
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	148,320,650		164,046,669
Government National Mortgage Association (GNMA) I	3.000%	4/18/43	10,800,000		11,289,375	(i)
Government National Mortgage Association (GNMA) I	4.000%	4/18/43	34,500,000		37,600,957	(i)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	28,895,098		31,836,220
Government National Mortgage Association (GNMA) II	3.500%	4/18/43	105,600,000		112,909,505	(i)

Total GNMA					511,596,390

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,123,895,589)					2,155,402,693

MUNICIPAL BONDS - 0.5%
Florida - 0.0%
Southwest Student Services Corp.	0.077%	12/1/18	4,800,000		4,419,615	(c)(j)

Pennsylvania - 0.5%
Pennsylvania State Higher Education Assistance Agency Revenue, Guaranteed Student Loans	14.283%	6/1/47	1,350,000		1,312,679	(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	13.240%	5/1/46	2,400,000		2,289,019	(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	13.409%	5/1/46	4,525,000		4,317,416	(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	16.697%	5/1/46	43,550,000		41,536,509	(c)

Total Pennsylvania					49,455,623

TOTAL MUNICIPAL BONDS (Cost - $50,650,542)					53,875,238

SOVEREIGN BONDS - 3.4%

Brazil - 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	13,190,000	BRL	6,617,767
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	171,819,000	BRL	86,878,386
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	17,692,000	BRL	8,881,520

Total Brazil					102,377,673

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Canada - 0.0%
Province of British Columbia	4.300%	5/30/13	180,000		$181,166

Chile - 0.0%
Corporacion Nacional del Cobre de Chile, Senior Notes	4.750%	10/15/14	2,590,000		2,725,369	(a)

Malaysia - 0.2%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	49,601,000	MYR	16,307,684
Government of Malaysia, Senior Bonds	4.262%	9/15/16	19,010,000	MYR	6,377,028

Total Malaysia					22,684,712

Mexico - 2.2%
Mexican Bonos, Bonds	8.000%	6/11/20	964,063,000	MXN	93,078,683
Mexican Bonos, Bonds	6.500%	6/9/22	1,342,004,600	MXN	120,949,422
Mexican Bonos, Bonds	10.000%	12/5/24	39,070,000	MXN	4,548,552
United Mexican States, Medium-Term Notes	5.625%	1/15/17	374,000		430,100
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,930,000		3,625,875
United Mexican States, Senior Notes	4.750%	3/8/44	6,478,000		6,720,925

Total Mexico					229,353,557

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		2	(k)

TOTAL SOVEREIGN BONDS (Cost - $349,788,674)					357,322,479

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.2%
U.S. Government Agencies - 3.5%
Federal Home Loan Bank (FHLB), Bonds	0.120%	7/11/13	89,000,000		88,997,508
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,462,041
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		67,015,569
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000		76,967,686
Federal National Mortgage Association (FNMA), Subordinated Notes	4.625%	5/1/13	460,000		461,813
Financing Corp. (FICO) Strip	0.000%	4/5/19	320,000		290,414
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		12,851,417
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,176,723
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000		3,698,454
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000		13,847,076
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	25,773,000		24,181,827
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	14,614,000		13,444,982
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,890,000		1,727,494
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000		11,188,174
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	15,231,000		14,290,668
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000		656,768
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,264,140
Tennessee Valley Authority, Notes	5.250%	9/15/39	23,513,000		30,000,895

Total U.S. Government Agencies					365,523,649

U.S. Government Obligations - 20.7%
U.S. Treasury Bonds	3.125%	2/15/42	27,010,000		27,145,050
U.S. Treasury Bonds	2.750%	8/15/42	434,053,000		402,719,582
U.S. Treasury Bonds	2.750%	11/15/42	49,524,800		45,903,299
U.S. Treasury Bonds	3.125%	2/15/43	43,060,000		43,140,737
U.S. Treasury Notes	0.500%	5/31/13	725,000		725,538
U.S. Treasury Notes	0.125%	8/31/13	1,020,000		1,020,000
U.S. Treasury Notes	0.250%	6/30/14	680,000		680,478

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	0.250%	8/31/14	910,000	$910,462
U.S. Treasury Notes	0.375%	11/15/15	10,090,000	10,105,761
U.S. Treasury Notes	0.750%	6/30/17	39,300,000	39,527,193
U.S. Treasury Notes	0.750%	10/31/17	350,220,000	351,232,486
U.S. Treasury Notes	0.875%	1/31/18	157,550,000	158,571,554
U.S. Treasury Notes	1.375%	1/31/20	411,090,000	415,778,893
U.S. Treasury Notes	1.250%	2/29/20	361,240,000	361,804,257
U.S. Treasury Notes	1.125%	3/31/20	135,230,000	134,118,680
U.S. Treasury Notes	1.625%	8/15/22	54,115,000	53,417,404
U.S. Treasury Notes	1.625%	11/15/22	131,205,000	128,878,210
U.S. Treasury Notes	2.000%	2/15/23	12,640,000	12,799,972
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	4,672,158

Total U.S. Government Obligations				2,193,151,714

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,528,454,509)				2,558,675,363

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,493,402	14,781,761
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	46,752,638	48,794,419

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $63,519,425)				63,576,180

			SHARES
COMMON STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
PB Investors II LLC (Cost - $9,649,957)			80,790	0	(b)(e)(f)

CONVERTIBLE PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (FNMA)	5.375%		29	311,750	*

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III	6.750%		71,200	3,583,496

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,233,675)				3,895,246

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	8.125%		454,841	12,371,675	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		82,775	2,366,537	(c)

TOTAL PREFERRED STOCKS (Cost - $13,228,694)				14,738,212

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Eurodollar Mid Curve 3-Year Futures, Put @ $98.38 (Cost - $596,122)		6/14/13	1,576	118,200

			WARRANTS
WARRANTS - 0.0%
SemGroup Corp. (Cost - $0)		11/30/14	147	4,041	*(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,292,407,833)				10,636,133,974

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 6.1%
U.S. Government Agencies - 5.1%
Federal Home Loan Bank (FHLB), Discount Notes	0.115%	4/2/13	25,000,000	$24,999,920	(l)
Federal Home Loan Bank (FHLB), Discount Notes	0.090%	4/9/13	50,000,000	49,999,117	(l)
Federal Home Loan Bank (FHLB), Discount Notes	0.090%	5/3/13	25,000,000	24,998,000	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	4/15/13	75,000,000	74,995,479	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	10/22/13	50,000,000	49,974,500	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.140 -0.150%	4/1/13	52,500,000	52,500,000	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	4/10/13	75,000,000	74,997,188	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	5/20/13	30,000,000	29,996,325	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.095%	7/1/13	50,000,000	49,992,400	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.050%	7/5/13	30,000,000	29,995,875	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	8/7/13	50,000,000	49,987,550	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	9/3/13	25,000,000	24,990,325	(l)

Total U.S. Government Agencies (Cost - $537,387,084)				537,426,679

Repurchase Agreements - 1.0%
Barclays Capital Inc. repurchase agreement dated 3/28/13; Proceeds at maturity - $63,160,772; (Fully collateralized by U.S. government obligations, 1.000% due 8/31/16; Market value - $64,341,092)	0.110%	4/1/13	63,160,000	63,160,000
Deutsche Bank Securities Inc. repurchase agreement dated 3/28/13; Proceeds at maturity - $31,802,671; (Fully collateralized by U.S. government agency obligations, 1.710% due 1/15/20; Market value - $32,313,924)	0.190%	4/1/13	31,802,000	31,802,000
Goldman Sachs & Co. repurchase agreement dated 3/28/13; Proceeds at maturity - $10,988,208; (Fully collateralized by U.S. government agency obligations, 1.250% due 9/28/16; Market value - $11,214,771)	0.170%	4/1/13	10,988,000	10,988,000

Total Repurchase Agreements (Cost - $105,950,000)				105,950,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $643,337,084)				643,376,679

TOTAL INVESTMENTS - 106.7% (Cost - $10,935,744,917#)				11,279,510,653
Liabilities in Excess of Other Assets - (6.7)%				(712,443,030)

TOTAL NET ASSETS - 100.0%				$10,567,067,623

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of March 31, 2013.

(e)	Illiquid security.

(f)	Value is less than $1.

(g)	Security has no maturity date. The date shown represents the next call date.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(k)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CD	— Certificate of Deposit
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Mid Curve 3-Year Futures, Put	6/14/13	$98.13	1,576	$39,400
U.S. Dollar/Japanese Yen, Call	5/9/13	95.00	106,830,000	1,250,529

		STRIKE RATE	NOTIONAL PAR1†
Interest rate swaption with JPMorgan Securities Inc., Call	10/7/13	$4.86%	124,700,000	$31,175,000
Interest rate swaption with JPMorgan Securities Inc., Put	10/7/13	4.86	124,700,000	9,303

TOTAL WRITTEN OPTIONS (Premiums received — $17,130,169)				$32,474,232

[1]

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$3,383,250,451	$17,276,488		$3,400,526,939
Asset-backed securities	—	363,633,723	—		363,633,723
Collateralized mortgage obligations	—	1,465,015,825	—		1,465,015,825
Collateralized senior loans	—	199,349,835	—		199,349,835
Mortgage-backed securities	—	2,155,402,693	—		2,155,402,693
Municipal bonds	—	53,875,238	—		53,875,238
Sovereign bonds	—	357,322,479	—		357,322,479
U.S. government & agency obligations	—	2,558,675,363	—		2,558,675,363
U.S. Treasury inflation protected securities	—	63,576,180	—		63,576,180
Common stocks	—	—	0	*	0	*
Convertible preferred stocks	$3,583,496	311,750	—		3,895,246
Preferred stocks	14,738,212	—	—		14,738,212
Purchased options	118,200	—	—		118,200
Warrants	—	4,041	—		4,041

Total long-term investments	$18,439,908	$10,600,417,578	$17,276,488		$10,636,133,974

Short-term investments†	—	643,376,679	—		643,376,679

Total investments	$18,439,908	$11,243,794,257	$17,276,488		$11,279,510,653

Other financial instruments:
Purchased options on futures	$839,264	—	—		$839,264
Forward foreign currency contracts		$23,018,305	—		23,018,305
Credit default swaps on corporate issues - sell protection‡	—	1,842,968	—		1,842,968
Credit default swaps on corporate issues - buy protection	—	421,917	—		421,917
Credit default swaps on credit indices - sell protection‡	—	582,612	—		582,612
Credit default swaps on credit indices - buy protection‡	—	393,659	—		393,659

Total other financial instruments	$839,264	$26,259,461	—		$27,098,725

Total	$19,279,172	$11,270,053,718	$17,276,488		$11,306,609,378

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$39,400	$32,434,832	—	$32,474,232
Written options on futures	232,251	—	—	232,251
Futures contracts	14,130,966	—	—	14,130,966
Forward foreign currency contracts	—	3,921,359	—	3,921,359
Interest rate swaps	—	9,991,725	—	9,991,725
Credit default swaps on corporate issues - sell protection‡	—	238,257	—	238,257
Credit default swaps on corporate issues – buy protection	—	469,612	—	469,612
Credit default swaps on credit indices – sell protection‡	—	1,428,195	—	1,428,195
Credit default swaps on credit indices – buy protection‡	—	3,309,377	—	3,309,377
Total return swaps‡	—	14,639	—	14,639

Total	$14,402,617	$51,807,996	—	$66,210,613

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a

Notes to Schedule of Investments (unaudited) (continued)

mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the

Notes to Schedule of Investments (unaudited) (continued)

value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2013, the total notional value of all credit default swaps to sell protection is $110,857,678. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the period ended March 31, 2013, see Note 3.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Notes to Schedule of Investments (unaudited) (continued)

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Notes to Schedule of Investments (unaudited) (continued)

Swaptions are marked-to-market daily based upon quotations from market makers.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2013, the Fund held written options, written options on futures, forward foreign currency contracts, credit default swaps, interest rate swaps and total return swaps with credit related contingent features which had a liability position of $52,079,647. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of March 31, 2013, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $45,474,000, which could be used to reduce the required payment.

(p) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$485,556,382
Gross unrealized depreciation	(141,790,646)

Net unrealized appreciation	$343,765,736

At March 31, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
90-Day Eurodollar	1,971	9/13	$491,096,294	$490,926,825	$(169,469)
U.S. Treasury Ultra Long-Term Bonds	493	6/13	78,080,493	77,693,719	(386,774)

					$(556,243)

Contracts to Sell:
90-Day Eurodollar	1,971	9/14	490,207,207	490,335,525	(128,318)
U.S. Treasury 10-Year Notes	7,597	6/13	996,314,998	1,002,685,297	(6,370,299)
German Euro Bund	840	6/13	154,017,210	156,657,036	(2,639,826)
U.S. Treasury 2-Year Notes	176	6/13	38,793,897	38,799,750	(5,853)
U.S. Treasury 5-Year Notes	2,183	6/13	269,878,461	270,811,384	(932,923)
U.S. Treasury 30-Year Bonds	2,600	6/13	372,121,246	375,618,750	(3,497,504)
					$(13,574,723)

Net unrealized loss on open futures contracts					$(14,130,966)

Notes to Schedule of Investments (unaudited) (continued)

Options on futures which trade on the Eurex and Life exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.

At March 31, 2013, the Fund had the following purchased and written options on futures contracts:

	Number of Contracts	Strike Price	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Mid Curve 2-Year Futures	2,892	$99.25	6/17/13	$1,106,970	$1,946,234	$839,264
Contracts to Sell:
Eurodollar Mid Curve 2-Year Futures	2,892	99.50	6/17/13	323,816	556,067	(232,251)

						607,013

During the period ended March 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding as of December 31, 2012	249,400,000	$15,088,700
Options written	106,833,040	2,631,461
Options closed	(1,464)	(589,992)
Options exercised	—	—
Options expired	—	—

Written options, outstanding as of March 31, 2013	356,231,576	$17,130,169

At March 31, 2013, the Fund held TBA securities with a total cost of $798,704,089.

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Philippine Peso	Citibank N.A.	2,122,000,000	$52,033,610	5/8/13	$(219,530)
Philippine Peso	Citibank N.A.	160,000,000	3,923,364	5/8/13	(25,791)
Euro	Citibank N.A.	39,262,000	50,344,122	5/16/13	(1,332,718)
Euro	Citibank N.A.	2,500,000	3,205,652	5/16/13	(30,473)
Euro	Credit Suisse First Boston Inc.	31,238,132	40,055,431	5/16/13	(2,312,847)

					(3,921,359)

Contracts to Sell:
British Pound	Citibank N.A.	2,500,000	3,798,103	4/25/13	145,572
Japanese Yen	Citibank N.A.	360,000,000	3,824,916	4/25/13	180,959
British Pound	Citibank N.A.	62,020,000	94,212,827	5/16/13	2,725,673
Euro	Citibank N.A.	110,760,951	142,024,422	5/16/13	7,957,203
Euro	Deutsche Bank	1,100,000	1,410,487	5/16/13	9,282
Euro	Goldman Sachs Group Inc.	42,250,000	54,175,518	5/16/13	3,048,178
Euro	JPMorgan Chase & Co.	50,815,000	65,158,081	5/16/13	3,750,209
Euro	Morgan Stanley Co. Inc.	63,690,000	81,667,188	5/16/13	4,513,789
Japanese Yen	Citibank N.A.	12,536,776,000	133,221,000	5/16/13	687,440

					23,018,305

Net unrealized gain on open forward foreign currency contracts					$19,096,946

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2013, the Fund held the following open swap contracts:

INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$5,510,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	$(199,178)
Banc of America Securities LLC	7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(909,850)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(759,254)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(1,391,107)
Credit Suisse	5,300,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(94,707)
Credit Suisse	6,630,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(307,071)
Credit Suisse	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(618,353)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(883,454)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(1,609,968)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,557,564)
JPMorgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(557,435)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(1,103,784)

Total	$85,030,000				—	$(9,991,725)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2013[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	$5,600,000	3/20/17	2.05%	2.800% quarterly	$172,571	—	$172,571
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	3,600,000	3/20/17	2.05%	2.600% quarterly	83,379	—	83,379
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	2,500,000	12/20/16	1.90%	2.200% quarterly	31,698	—	31,698
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	1,700,000	12/20/16	1.90%	2.210% quarterly	22,169	—	22,169
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	1.37%	3.650% quarterly	431,564	—	431,564
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	1.37%	3.650% quarterly	339,432	—	339,432
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	0.73%	2.930% quarterly	108,691	—	108,691
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	19,810,000	6/20/18	1.20%	1.000% quarterly	(216,759)	$(617,648)	400,889
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	6,400,000	9/20/17	1.37%	3.770% quarterly	653,464	—	653,464
RBS Greenwich (Ally Financial Inc., 7.500%, due 9/15/20)	4,200,000	12/20/16	1.70%	1.550% quarterly	(21,498)	—	(21,498)

Total	$54,360,000				$1,604,711	$(617,648)	$2,222,359

Notes to Schedule of Investments (unaudited) (continued)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2013[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$5,510,000	12/20/13	0.07%	0.635% quarterly	$(23,307)	—	$(23,307)
Banc of America Securities LLC (Marriot International Inc., 5.810%,due 11/10/15)	7,950,000	12/20/15	0.36%	0.730% monthly	(79,708)	—	(79,708)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	8,270,000	12/20/16	1.28%	1.040% quarterly	70,368	—	70,368
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	0.43%	1.130% quarterly	(106,818)	—	(106,818)
Credit Suisse (AmerisourceBergen Corp., 5.875%, due 9/15/15)	5,350,000	9/20/15	0.32%	0.900% quarterly	(81,149)	—	(81,149)
Credit Suisse (Masco Corp., 6.125%,due 10/3/16)	5,830,000	9/20/13	0.23%	0.750% quarterly	(15,142)	—	(15,142)
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.76%	0.690% quarterly	7,523	—	7,523
Credit Suisse (Waste Management Inc., 5.000%, due 3/15/14)	6,630,000	3/20/14	0.13%	0.490% quarterly	(23,974)	—	(23,974)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.44%	0.580% quarterly	(55,946)	—	(55,946)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	2.03%	0.890% quarterly	344,026	—	344,026
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 11/15/34)	8,250,000	9/20/14	0.14%	0.280% quarterly	(16,356)	—	(16,356)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.22%	0.480% monthly	(67,212)	—	(67,212)

Total	$85,560,000				$(47,695)	—	$(47,695)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America Securities LLC (CMBX 2 2006-2 AAA Index)	$7,107,814	3/15/49	0.070% quarterly	$(158,149)	$(404,284)	$246,135
CDX BNP Paribas (Markit CDX.NA.HY.19 Index)	23,000,000	12/20/17	5.000% quarterly	(942,126)	(46,000)	(896,126)
Credit Suisse (CMBX 2 2006-2 AAA Index)	8,258,973	3/15/49	0.070% monthly	(183,762)	(469,934)	286,172
Credit Suisse (CMBX 4 2007-2 AAA Index)	4,910,000	2/17/51	0.350% monthly	(144,158)	(388,958)	244,800
Deutsche Bank AG (iBoxx.IG.Hi- Vol2)	8,330,933	9/20/14	1.300% quarterly	66,444	6,927	59,517
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	2,444,979	6/25/36	4.420% monthly	258,084	59,721	198,363
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	2,444,979	6/25/36	4.420% monthly	258,084	48,862	209,222

Total	$56,497,678			$(845,583)	$(1,193,666)	$348,083

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas (Markit CDX.NA.HY.18)	$22,770,000	6/20/17	5.000% quarterly	$(1,166,460)	$749,914	$(1,916,374)
BNP Paribas (Markit CDX.NA.HY.18)	23,760,000	6/20/17	5.000% quarterly	(1,217,176)	675,894	(1,893,070)
Credit Suisse (CMBX 1 2006-1 AAA Index)	11,447,963	10/12/52	0.100% monthly	134,629	430,867	(296,238)
JPMorgan Securities Inc. (CMBX 1 2006-1 AAA Index)	12,144,477	10/12/52	0.100% monthly	142,820	400,040	(257,220)
JPMorgan Securities Inc. (Markit CDX.NA.HY.19)	22,600,000	12/20/17	5.000% quarterly	(925,741)	(89,953)	(835,788)
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA Index)	9,881,795	10/12/52	0.100% quarterly	116,210	371,796	(255,586)

Total	$102,604,235			$(2,915,718)	$2,538,558	$(5,454,276)

Notes to Schedule of Investments (unaudited) (continued)

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AM OUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$2,863,463	1/12/41	1-Month LIBOR	IOS.FN30.400.10	$(524)	$(14,115)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

At March 31, 2013, the Fund held collateral received from Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $1,220,606 and $609,547 on credit default swap contracts valued at $653,464 and $632,378, respectively. Net exposures to the counterparties were $(567,142) and $22,831 respectively. Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2013.

	Purchased Options, at value	Written Options, at value	Futures Contracts	Purchased Options on Futures	Written Options on Futures	Forward Foreign Currency Contracts		Swap Contracts, at value
Primary Underlying Risk			Unrealized Depreciation	Unrealized Appreciation	Unrealized Appreciation	Unrealized Appreciation	Unrealized Depreciation		Total
Interest Rate Risk	$118,200	$(31,223,703)	$(14,130,966)	$839,264	$(232,251)	—	—	$(10,006,364)	$(54,635,820)
Foreign Exchange Risk	—	(1,250,529)	—	—	—	$23,018,305	$(3,921,359)	—	17,846,417
Credit Risk	—	—	—	—	—	—	—	(2,204,285)	(2,204,285)

Total	$118,200	$(32,474,232)	$(14,130,966)	$839,264	$(232,251)	$23,018,305	$(3,921,359)	$(12,210,649)	$(38,993,688)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended March 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$397,635
Written options	32,074,108
Futures contracts (to buy)	640,728,781
Futures contracts (to sell)	2,299,171,532
Forward foreign currency contracts (to buy)	119,078,300
Forward foreign currency contracts (to sell)	612,078,822

Average Notional Balance
Interest rate swap contracts	$85,030,000
Credit default swap contracts (to buy protection)	244,813,049
Credit default swap contracts (to sell protection)	108,884,508

Total return swap contracts	3,016,909

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: May 24, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2013